Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 4 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	June 30, 2017	December 31, 2016
Credit card payable	$1,369	$1,778
Accrued payroll	970,748	1,105,293
Accrued research and development expenses	486,177	581,175
Accrued general and administrative expenses	407,681	263,468
Deferred rent	47,629	52,945
Total accrued expenses	$1,913,604	$2,004,659

During the six months ended June 30, 2017, the Company received non-interest bearing advances in the amount of $34,015 from an officer of the Company and repaid an aggregate of $49,015 of non-interest bearing advances from a director and an officer of the Company.

Effective March 1, 2017, the Company entered into an exchange agreement with the Chairman of the Company’s Scientific Advisory Board, pursuant to which an aggregate of $175,000 of accrued consulting fees were exchanged for 58,334 shares of common stock of the Company and, in consideration thereof, the Company issued to such person an immediately vested five-year warrant for the purchase of 58,334 shares of common stock of the Company at an exercise price of $4.00 per share. The common stock and warrants had an aggregate grant date value of $211,752 and, as a result, the Company recorded a loss on settlement of payables of $36,752.

Effective March 1, 2017, the Company entered into exchange agreements with four non-employee directors of the Company, pursuant to which an aggregate of $265,000 of accrued director fees were exchanged for an aggregate of 88,334 shares of common stock of the Company and, in consideration thereof, the Company issued to the directors immediately vested five-year warrants for the purchase of an aggregate of 88,334 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate value of the shares and warrants was $320,652, and accordingly the Company recorded a loss on settlement of payables of $55,652.

See Note 6 – Commitments and Contingencies – Consulting Agreements for details regarding an additional exchange of accrued consulting fees for shares of common stock and warrants.

Note 6 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2016	2015

Credit card payable	$1,778	$3,171
Accrued payroll	880,293	1,010,633
Advances from related parties	-	87,030
Accrued research and development expenses	406,175	446,175
Accrued general and administrative expenses	233,468	456,182
Deferred rent	52,945	43,604
Accrued expenses, current portion	1,574,659	2,046,795
Accrued expenses, non-current portion	430,000	-
Total accrued expenses	$2,004,659	$2,046,795

During the year ended December 31, 2016, the Company received an aggregate of $292,090 in non-interest bearing advances from an officer, directors and a consultant of the Company and made aggregate repayments of $364,120. During the year ended December 31, 2015, the Company received an aggregate of $564,105 in non-interest bearing advances from an officer, directors, a family member of an officer and a consultant of the Company and made aggregate repayments of $387,075, converted a related party advance in the amount of $65,000 into a non-interest bearing note payable in the principal amount of $75,000 with a maturity date of October 30, 2015 (see Note 7) and, in December 2015, exchanged an advance in the amount of $25,000 for 6,250 shares of common stock valued at $14,063 and a five-year warrant to purchase 6,250 shares of common stock at an exercise price of $4.00 per share with a grant date value of $11,063. During the year ended December 31, 2015, the Company recognized a $126 loss on the extinguishment of the advance in connection with the exchange for the shares of common stock and a warrant.

As of December 31, 2016, the Company reclassified accrued expenses in the aggregate amount of $255,000 to accrued expenses, non-current portion, on the consolidated balance sheets related to accrued consulting and directors fees that were exchanged for shares of common stock and warrants subsequent to December 31, 2016. See Note 11 – Subsequent Events for additional details regarding the exchange of accrued consulting and directors fees